Supplement to the
Fidelity® Total Bond Fund
Class A, Class M, Class C, Class I, and Class Z
October 29, 2022
Prospectus
Michael Weaver no longer serves as a Co-Portfolio Manager of the fund.

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Benjamin Harrison (Co-Portfolio Manager) has managed the fund since 2023.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Benjamin Harrison is Co-Portfolio Manager of the fund, which he has managed since June 2023. He also manages other funds. Since joining Fidelity Investments in 2009, Mr. Harrison has worked as a managing director of research and business development and portfolio manager.
ATB-PSTK-0623-137 1.808071.137	June 7, 2023
Supplement to the
Fidelity® Total Bond Fund
October 29, 2022
Prospectus

Michael Weaver no longer serves as a Co-Portfolio Manager of the fund.

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Benjamin Harrison (Co-Portfolio Manager) has managed the fund since 2023.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Benjamin Harrison is Co-Portfolio Manager of the fund, which he has managed since June 2023. He also manages other funds. Since joining Fidelity Investments in 2009, Mr. Harrison has worked as a managing director of research and business development and portfolio manager.
TBD-PSTK-0623-118 1.780489.118	June 7, 2023